Short Term Borrowings and Long Term Debt Schedule of Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) day	Dec. 31, 2018 USD ($)
Long-term debt:
Unamortized Issuance Costs	$ (22)	$ (13)
Unamortized Discount (Premium), Net	(7)	(2)
Long-term Debt	14,244	8,682
Debt, Current	868	482
Interest Expense, Related Party	5
Commercial paper issued in connection with the Merger	$ 764
Number of days until commercial paper maturity | day	60
ZENS due 2029 (2)
Long-term debt:
Long-Term	$ 0	0
Current	$ 19	24
Debt instrument interest rate	2.00%
Senior notes 2.50% to 7.08% due 2020 to 2049 (3)
Long-term debt:
Long-Term	$ 3,728	2,000
Current	100	0
Variable rate term loan [Member]
Long-term debt:
Long-Term	1,000	0
Current	$ 500	0
Debt instrument interest rate	2.275%
First Mortgage Bonds [Member]
Long-term debt:
Long-Term	$ 293	0
Current	0	0
Pollution control bonds 5.125% due 2028 (5)
Long-term debt:
Long-Term	68	68
Current	0	0
Commercial paper (4)
Long-term debt:
Long-Term	1,901	0
Current	0	0
Other Debt Obligations [Member]
Long-term debt:
Long-Term	18	0
Current	$ 18	0
Parent Company [Member] | Senior notes 2.50% to 7.08% due 2020 to 2049 (3) | Minimum [Member]
Long-term debt:
Debt instrument interest rate	2.50%
Parent Company [Member] | Senior notes 2.50% to 7.08% due 2020 to 2049 (3) | Maximum [Member]
Long-term debt:
Debt instrument interest rate	7.08%
Parent Company [Member] | Variable rate term loan [Member] | Minimum [Member]
Long-term debt:
Debt instrument interest rate	2.275%
Parent Company [Member] | Variable rate term loan [Member] | Maximum [Member]
Long-term debt:
Debt instrument interest rate	2.56%
Parent Company [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Long-term debt:
Debt instrument interest rate	2.19%
Parent Company [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Long-term debt:
Debt instrument interest rate	6.72%
Parent Company [Member] | Pollution control bonds 5.125% due 2028 (5)
Long-term debt:
Long-Term	$ 68
Debt instrument interest rate	5.125%
Amount of debt secured by general mortgage bonds	$ 68	68
VUHI [Member]
Long-term debt:
Notes Payable, Related Parties, Noncurrent	$ 568
Number of days until commercial paper maturity | day	30
VUHI [Member] | Senior notes 3.55% to 6.625% due 2021 to 2047
Long-term debt:
Long-Term	$ 532
CenterPoint Energy Houston Electric, LLC
Long-term debt:
Unamortized Issuance Costs	(27)	(24)
Unamortized Discount (Premium), Net	(15)	(11)
Long-term Debt	4,719	4,258
Debt, Current	231	458
CenterPoint Energy Houston Electric, LLC | First mortgage bonds 9.15% due 2021
Long-term debt:
Long-Term	102	102
Current	$ 0	0
Debt instrument interest rate	9.15%
Amount of debt secured by general mortgage bonds	$ 102
CenterPoint Energy Houston Electric, LLC | General mortgage bonds 1.85% to 6.95% due 2021 to 2048
Long-term debt:
Long-Term	3,912	3,212
Current	0	0
Amount of debt secured by general mortgage bonds	$ 4,000
CenterPoint Energy Houston Electric, LLC | General mortgage bonds 1.85% to 6.95% due 2021 to 2048 | Minimum [Member]
Long-term debt:
Debt instrument interest rate	1.85%
CenterPoint Energy Houston Electric, LLC | General mortgage bonds 1.85% to 6.95% due 2021 to 2048 | Maximum [Member]
Long-term debt:
Debt instrument interest rate	6.95%
CenterPoint Energy Houston Electric, LLC | System restoration bonds 4.243% due 2022
Long-term debt:
Long-Term	$ 134	197
Current	$ 62	59
Debt instrument interest rate	4.243%
CenterPoint Energy Houston Electric, LLC | Transition bonds 5.302% due 2019
Long-term debt:
Long-Term	$ 0	0
Current	$ 0	208
Debt instrument interest rate	5.302%
CenterPoint Energy Houston Electric, LLC | Transition bonds 5.234% due 2020
Long-term debt:
Long-Term	$ 0	29
Current	$ 29	56
Debt instrument interest rate	5.234%
CenterPoint Energy Houston Electric, LLC | Transition bonds 2.161% to 3.028% due 2020 to 2024
Long-term debt:
Long-Term	$ 613	753
Current	$ 140	135
CenterPoint Energy Houston Electric, LLC | Transition bonds 2.161% to 3.028% due 2020 to 2024 | Minimum [Member]
Long-term debt:
Debt instrument interest rate	2.161%
CenterPoint Energy Houston Electric, LLC | Transition bonds 2.161% to 3.028% due 2020 to 2024 | Maximum [Member]
Long-term debt:
Debt instrument interest rate	3.028%
CenterPoint Energy Resources Corp.
Long-term debt:
Unamortized Issuance Costs	$ (13)	(15)
Unamortized Discount (Premium), Net	(11)	(17)
Long-term Debt	2,546	2,371
Debt, Current	0	0
CenterPoint Energy Resources Corp. | Commercial paper (4)
Long-term debt:
Long-Term	377	210
Current	0	0
CenterPoint Energy Resources Corp. | Senior notes 3.55% to 6.625% due 2021 to 2047
Long-term debt:
Long-Term	2,193	2,193
Current	$ 0	$ 0
CenterPoint Energy Resources Corp. | Senior notes 3.55% to 6.625% due 2021 to 2047 | Minimum [Member]
Long-term debt:
Debt instrument interest rate	3.55%
CenterPoint Energy Resources Corp. | Senior notes 3.55% to 6.625% due 2021 to 2047 | Maximum [Member]
Long-term debt:
Debt instrument interest rate	6.625%
Indiana Gas [Member] | Senior notes 3.55% to 6.625% due 2021 to 2047
Long-term debt:
Long-Term	$ 96
VCC [Member]
Long-term debt:
Notes Payable, Related Parties, Noncurrent	$ 191
Vectren [Member] | Senior notes 3.55% to 6.625% due 2021 to 2047 | Minimum [Member]
Long-term debt:
Debt instrument interest rate	3.72%
Vectren [Member] | Senior notes 3.55% to 6.625% due 2021 to 2047 | Maximum [Member]
Long-term debt:
Debt instrument interest rate	7.08%